Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands																	1 Months Ended			12 Months Ended
	Mar. 06, 2020	Dec. 31, 2019	Oct. 27, 2019	Sep. 03, 2019	Jun. 06, 2019	Sep. 10, 2018	Jul. 11, 2018	Apr. 30, 2018	Mar. 01, 2018	Jan. 18, 2018	Dec. 31, 2017	Dec. 26, 2017	Dec. 26, 2017	Nov. 08, 2017	Oct. 26, 2017	Sep. 06, 2017	Oct. 27, 2019	Aug. 30, 2019	Apr. 16, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 06, 2019	Jul. 26, 2018	Mar. 07, 2018	Jan. 31, 2018
Share Capital (Details) [Line Items]
Increase in authorized share capital (in Shares)			15,000,000						5,000,000
Ordinary shares, shares authorized (in Shares)		30,000,000																		30,000,000	30,000,000
Reverse share split, description					the Company’s shareholders approved a reverse share split of the Company’s ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, consolidated into one (1) ordinary share, par value NIS 1.50. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company’s ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019.															Unless otherwise indicated, all of the share and ADS numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-50 reverse share split.
Stock plan, description					every 50 options, or 150 options if granted before the November 2016 reverse split, that were allocated to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 1.50 par value. No change took place in the exercise price of the options; however, for options that were granted between November 2016 to date, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50 and, for options that were granted before the November 2016 reverse split, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 150.
Terms and conditions of the warrants, description					each 50 warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 1.50 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50.
Stock option, description										(i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018.
Shares issued (in Shares)	445,000																							222,500
Principal amount											$ 2,000															$ 3,375
Gross proceeds											$ 2,000
Conversion price (in Dollars per share)											$ 4.29
Ordinary shares and debentures, description								As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, the Company issued an aggregate of 21,610 ordinary shares and Debentures convertible into 116,726 ordinary shares in connection with services Alpha provided to the Company. These issuances, having a fair market value of $871, were accounted as share-based compensation. $435 was recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss in each of the years 2017 and 2018. Under the Alpha Purchase Agreement, Alpha was also granted certain rights, including, among other things, anti-dilution protection until October 26, 2019 in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. The anti-dilution was accounted as derivatives measured in fair value, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. In the first quarter of 2021, Alpha exercised 650,000 warrants into 650,000 ADS in return of $2,600. b) On November 8, 2017, the Company signed a securities purchase agreement (the “Meitav Dash Purchase Agreement”) with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,089, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $275 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares. The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 238,000 ordinary shares for gross proceeds of $1,364 and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 238,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. c) On November 9, 2017, the Company signed a securities purchase agreement (the “Sagy Purchase Agreement”) with Ami Sagy, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares. The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 186,000 ordinary shares for gross proceeds of $1,066 and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 186,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. d) On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 86,887 ordinary shares for total gross consideration of $634 to the following three investors: (i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018. e) On March 20, 2018, the board of directors resolved to delist all of Company’s securities from trading on the Tel Aviv Stock Exchange (“TASE”). In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, and in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law. On April 16, 2018, the Company petitioned the District Court of Lod, Israel (the “Court”), to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to approximately $5.7 each (the “Arrangement”). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expired before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018. f) On July 11, 2018, following the Company’s board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of operations. g) On July 26, 2018, the Company entered into a Securities Purchase Agreement with Ami Sagy, pursuant to which the Company issued on July 31, 2018, in a private placement, 222,500 ordinary shares for an aggregate purchase price of $1,245. h) On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020. i) On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the “Sagy Agreement”), pursuant to which Mr. Sagy will provide a convertible loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the “U.S. Agreement”, and, together with the Sagy Agreement, the “Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) provided a loan to the Company in an amount of $3,500 in one tranche. The Sagy Agreement provided that the transactions contemplated by the Sagy Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 12), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing. The U.S. Agreement provided that the transactions contemplated by the U.S. Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares. In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company. The “full-ratchet” instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss. The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price Concurrently with the execution of the Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants. On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above. The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement. J) On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450. B. Share-based compensation: 1) Option plan In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity. Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits. For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance. 2) Options grants a. Option granted to employees and directors In the years ended December 31, 2020, 2019 and 2018, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised): Year ended December 31, 2020 Award amount Exercise price range Vesting period Expiration Employees 317,909 $10.08 4 years 10 years Directors 194,713 $9.12-11.06 4 years 10 years Year ended December 31, 2019 Award amount Exercise price range Vesting period Expiration Employees 230,000 $5.07 4 years 7 years Directors 301,390 $4.02-$5.07 4 years 7 years Year ended December 31, 2018 Award amount Exercise price Range* Vesting period Expiration Employees 93,000 $5.87 4 years 7 years Directors 63,000 $7.74 4 years 7 years * Exercise price range before reduction of exercise price as of October 27, 2019 2020 2019 2018 Value of one ordinary share $ 7.86-10.5 $ 5.7-$5.93 $ 5.34-$7.83 Dividend yield 0% 0% 0 % Expected volatility 66.12-66.41% 61.31%-62.56% 62.63 % Risk-free interest rate 0.45-0.52% 2% 2 % Expected term 6.11 years 4-5.5 years 4 years The fair value of options granted during 2020, 2019 and 2018 was $2,952, $1,602 and $621, respectively. The total unrecognized compensation cost of employee options at December 31, 2020 is $1,853, which is expected to be recognized over a weighted average period of 1.82 year. Modification of share-based compensation On October 27, 2019, the Company’s board of directors approved the reduction of the exercise price of 305,342 outstanding options previously granted to employees to a price of $4.02 per share. On December 31, 2019 an extraordinary general meeting of the shareholders of the Company, approved a reduction of the exercise price of 171,287 options held by the Company’s directors and the Chief Executive Officer to a price of $4.02 per share. The reduction of exercise price of the options was considered a Type I modification for share-based compensation, and, as a result, during the year ended December 31, 2019, the Company recorded additional compensation expense in the amount of $365. The total incremental fair value of these options amounted to $478 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.6%, expected volatility of 49% - 74%, expected term of 0.4-5.9 years and dividend yield of 0%. The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022. The following table summarizes the number of options granted to employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 721,361 $4.38 512,615 $15.09 385,115 $17.68 Granted 512,622 10.33 531,390 5.09 156,000 7.55 Exercised (20,245) 4.13 (6,076) 1.30 - - Expired - - (11,891) 23.83 (2,500) 24.01 Forfeited (14,961) 7.93 (304,677) 5.84 (26,000) 7.42 Options outstanding at the end of the year 1,198,777 6.88 721,361 $4.38* 512,615 $15.09 Options exercisable at the end of the year 477,611 $4.25 310,093 $4.02* 211,906 $20.28 * After repricing- see Note 9 - (B)(2)(a). b. Option granted to non-employees The fair value of options granted to non-employees in 2019 and 2018 were $16 and $13, respectively. The underlying data used for computing the fair value of the options are as follows: 2020 2019 2018 Value of one ordinary share $- $5.93 5.36 Dividend yield - 0% 0% Expected volatility - 62% 58% Risk-free interest rate - 2% 2% Expected term - 4 years 4 years The following table summarizes the number of options granted to non-employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information. Amounts presented reflect the number of shares issued if the options will be exercised: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 23,664 $27.44 18,664 $33.44 13,664 $43.52 Granted - - 5,000 5.07 5,000 5.87 Exercised (1,250) 5.07 - - - - Expired (4,332) 61.85 - - - - Options outstanding at the end of the year 18,082 $17.97 23,664 $27.44 18,664 $33.44 Options exercisable at the end of the year 8,057 $18.42 10,202 $46.03 8,165 $51.21 The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020: December 31,2020 Options outstanding Options exercisable Exercise prices * Number of options outstanding at end of year Weighted average remaining contractual Life Number of options exercisable at end of year Weighted average remaining contractual life $65.06 1,333 0.13 1,333 0.13 64.85 1,333 0.13 1,333 0.13 27.99 6,666 4.38 1,329 4.33 6.84 5,000 4.33 - - 11.06 162,713 9.11 - - 10.08 309,409 9.41 - - 9.12 32,000 9.66 - - 5.07 239,250 2.65 103,963 1.48 $4.02 459,155 4.07 357,217 4.02 1,216,859 * In U.S. dollars per Ordinary Share. c. The aggregate intrinsic value of the total exercisable options as of December 31, 2020 is approximately $2,882. The aggregate intrinsic value of the options exercised in 2020 is approximately $114. d.
Share-based compensation		$ 871
General administrative expenses																						$ 435
Reduced warrant exercise price (in Dollars per share)			$ 4.00																			$ 4.00
Gross proceeds												$ 1,364
Warrants expiry period																									5 years
Excercise price per ADS (in Dollars per share)																									$ 11.57
Stock option, description			On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares.														$4.00
Warrant exercise price (in Dollars per share)																			$ 5.7
Treasury Stock Acquired, Purchase Price Significantly in Excess of Current Fair Value, Description							the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of operations.
Ordinary shares purchase price																								$ 1,245
Debt Instrument, Fair Value Disclosure																							$ 3,500
Ordinary shares, par value (in Dollars per share)	$ 4,450
Option expiry, description																				10 years
Fair value of options granted																				$ 2,952	$ 1,602	$ 621
Employee Benefits and Share-based Compensation																				$ 1,853
Weighted average period																				1 year 299 days
Options granted (in Shares)																					365,000
Incremental fair value of options																					$ 478
Risk-free interest rate																					1.60%
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)																				$ 114
Ordinary shares [Member]
Share Capital (Details) [Line Items]
Ordinary shares, shares authorized (in Shares)									15,000,000
Shares issued (in Shares)		811,085																			811,085
Warrant [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)		811,085																			811,085					786,455
Warants exercise, description																				In the first quarter of 2021, Alpha exercised 650,000 warrants into 650,000 ADS in return of $2,600. b) On November 8, 2017, the Company signed a securities purchase agreement (the “Meitav Dash Purchase Agreement”) with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,089, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $275 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares. The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 238,000 ordinary shares for gross proceeds of $1,364 and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 238,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. c) On November 9, 2017, the Company signed a securities purchase agreement (the “Sagy Purchase Agreement”) with Ami Sagy, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares. The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 186,000 ordinary shares for gross proceeds of $1,066 and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 186,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. d) On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 86,887 ordinary shares for total gross consideration of $634 to the following three investors: (i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018. e) On March 20, 2018, the board of directors resolved to delist all of Company’s securities from trading on the Tel Aviv Stock Exchange (“TASE”). In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, and in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law. On April 16, 2018, the Company petitioned the District Court of Lod, Israel (the “Court”), to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to approximately $5.7 each (the “Arrangement”). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expired before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018. f) On July 11, 2018, following the Company’s board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of operations. g) On July 26, 2018, the Company entered into a Securities Purchase Agreement with Ami Sagy, pursuant to which the Company issued on July 31, 2018, in a private placement, 222,500 ordinary shares for an aggregate purchase price of $1,245. h) On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020. i) On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the “Sagy Agreement”), pursuant to which Mr. Sagy will provide a convertible loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the “U.S. Agreement”, and, together with the Sagy Agreement, the “Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) provided a loan to the Company in an amount of $3,500 in one tranche. The Sagy Agreement provided that the transactions contemplated by the Sagy Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 12), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing. The U.S. Agreement provided that the transactions contemplated by the U.S. Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares. In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company. The “full-ratchet” instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss. The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price Concurrently with the execution of the Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants. On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above. The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement. J) On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450. B. Share-based compensation: 1) Option plan In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity. Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits. For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance. 2) Options grants a. Option granted to employees and directors In the years ended December 31, 2020, 2019 and 2018, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised): Year ended December 31, 2020 Award amount Exercise price range Vesting period Expiration Employees 317,909 $10.08 4 years 10 years Directors 194,713 $9.12-11.06 4 years 10 years Year ended December 31, 2019 Award amount Exercise price range Vesting period Expiration Employees 230,000 $5.07 4 years 7 years Directors 301,390 $4.02-$5.07 4 years 7 years Year ended December 31, 2018 Award amount Exercise price Range* Vesting period Expiration Employees 93,000 $5.87 4 years 7 years Directors 63,000 $7.74 4 years 7 years * Exercise price range before reduction of exercise price as of October 27, 2019 2020 2019 2018 Value of one ordinary share $ 7.86-10.5 $ 5.7-$5.93 $ 5.34-$7.83 Dividend yield 0% 0% 0 % Expected volatility 66.12-66.41% 61.31%-62.56% 62.63 % Risk-free interest rate 0.45-0.52% 2% 2 % Expected term 6.11 years 4-5.5 years 4 years The fair value of options granted during 2020, 2019 and 2018 was $2,952, $1,602 and $621, respectively. The total unrecognized compensation cost of employee options at December 31, 2020 is $1,853, which is expected to be recognized over a weighted average period of 1.82 year. Modification of share-based compensation On October 27, 2019, the Company’s board of directors approved the reduction of the exercise price of 305,342 outstanding options previously granted to employees to a price of $4.02 per share. On December 31, 2019 an extraordinary general meeting of the shareholders of the Company, approved a reduction of the exercise price of 171,287 options held by the Company’s directors and the Chief Executive Officer to a price of $4.02 per share. The reduction of exercise price of the options was considered a Type I modification for share-based compensation, and, as a result, during the year ended December 31, 2019, the Company recorded additional compensation expense in the amount of $365. The total incremental fair value of these options amounted to $478 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.6%, expected volatility of 49% - 74%, expected term of 0.4-5.9 years and dividend yield of 0%. The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022. The following table summarizes the number of options granted to employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 721,361 $4.38 512,615 $15.09 385,115 $17.68 Granted 512,622 10.33 531,390 5.09 156,000 7.55 Exercised (20,245) 4.13 (6,076) 1.30 - - Expired - - (11,891) 23.83 (2,500) 24.01 Forfeited (14,961) 7.93 (304,677) 5.84 (26,000) 7.42 Options outstanding at the end of the year 1,198,777 6.88 721,361 $4.38* 512,615 $15.09 Options exercisable at the end of the year 477,611 $4.25 310,093 $4.02* 211,906 $20.28 * After repricing- see Note 9 - (B)(2)(a). b. Option granted to non-employees The fair value of options granted to non-employees in 2019 and 2018 were $16 and $13, respectively. The underlying data used for computing the fair value of the options are as follows: 2020 2019 2018 Value of one ordinary share $- $5.93 5.36 Dividend yield - 0% 0% Expected volatility - 62% 58% Risk-free interest rate - 2% 2% Expected term - 4 years 4 years The following table summarizes the number of options granted to non-employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information. Amounts presented reflect the number of shares issued if the options will be exercised: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 23,664 $27.44 18,664 $33.44 13,664 $43.52 Granted - - 5,000 5.07 5,000 5.87 Exercised (1,250) 5.07 - - - - Expired (4,332) 61.85 - - - - Options outstanding at the end of the year 18,082 $17.97 23,664 $27.44 18,664 $33.44 Options exercisable at the end of the year 8,057 $18.42 10,202 $46.03 8,165 $51.21 The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020: December 31,2020 Options outstanding Options exercisable Exercise prices * Number of options outstanding at end of year Weighted average remaining contractual Life Number of options exercisable at end of year Weighted average remaining contractual life $65.06 1,333 0.13 1,333 0.13 64.85 1,333 0.13 1,333 0.13 27.99 6,666 4.38 1,329 4.33 6.84 5,000 4.33 - - 11.06 162,713 9.11 - - 10.08 309,409 9.41 - - 9.12 32,000 9.66 - - 5.07 239,250 2.65 103,963 1.48 $4.02 459,155 4.07 357,217 4.02 1,216,859 * In U.S. dollars per Ordinary Share. c. The aggregate intrinsic value of the total exercisable options as of December 31, 2020 is approximately $2,882. The aggregate intrinsic value of the options exercised in 2020 is approximately $114. d.
Alpha Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description								the Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 198,430 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 992,149 ordinary shares represented by 992,149 ADSs, at an exercise price of $10.28 per ADS, for gross proceeds of $1,000. In 2018, Alpha converted a pre-paid warrant to purchase 165,000 ordinary shares into 165,000 ordinary shares, in 2019 Alpha converted a pre-paid warrant to purchase 50,000 ordinary shares into 50,000 ordinary shares and in 2020 Alpha converted the remaining of the prepaid warrants and converted a pre-paid warrant to purchase 811,085 ordinary shares into 811,085 ordinary shares								a) On September 6, 2017, the Company signed a securities purchase agreement (the “Alpha Purchase Agreement”) with Alpha Capital Anstalt (“Alpha”), pursuant to which the Company agreed, upon the terms and subject to the conditions of the Alpha Purchase Agreement, to issue to Alpha, in a private placement, certain securities, in three tranches, as follows: (i) at the first closing, which was completed on October 26, 2017, ordinary shares and a Convertible Debenture (“Debenture”), for a purchase price of $2,000 (ii) at the second closing, which was completed on December 31, 2017 and which was subject, among other things, to approval of the private placement by the Company’s shareholders, a Debenture for a purchase price of $2,000, and (iii) at the third closing, which was completed on April 30, 2018, which was subject, among other things, to the listing of the Company’s ADSs for trading on the NASDAQ and to the receipt of shareholder and option holder approval to adopt the provisions of Chapter E3 of the Israeli Securities Law of 1968 (which allows the Company to report in Israel in accordance with U.S. reporting requirements) (“Dual Reporting Approval”), ordinary shares and/or a Debenture for a purchase price of $1,000, and a warrant (the “Alpha Warrant”) to purchase 992,149 ordinary shares represented by 992,149 ADSs exercisable for a period of five years from the date of issuance at an exercise price of approximately $10.15 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise). On October 26, 2017, upon the completion of the first closing, the Company issued to Alpha 145,600 ordinary shares and a Debenture in the principal amount of $1,375, for gross proceeds of $2,000. On December 31, 2017, upon completion of the second closing, the Company issued a Debenture in the principal amount of $2,000 for gross proceeds of $2,000. The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of $4.29 per ADS. In addition, the Debenture was mandatorily convertible at the then effective conversion price without regard to any beneficial ownership limitation if (i) the ADSs or the Company’s ordinary shares are approved for listing on the Nasdaq stock market, and (ii) certain equity conditions are met, and provided that the holder may elect to convert the Debenture in whole or in part to a pre-paid warrant to purchase such number of ADSs otherwise issuable upon mandatory conversion of the Debenture. On January 31, 2018, Debentures in the aggregate principal amount of $3,375 were automatically converted into a pre-paid warrant to purchase 786,455 ordinary shares represented by 786,455 ADSs. On April 30, 2018, the Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 198,430 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 992,149 ordinary shares represented by 992,149 ADSs, at an exercise price of $10.28 per ADS, for gross proceeds of $1,000. In 2018, Alpha converted a pre-paid warrant to purchase 165,000 ordinary shares into 165,000 ordinary shares, in 2019 Alpha converted a pre-paid warrant to purchase 50,000 ordinary shares into 50,000 ordinary shares and in 2020 Alpha converted the remaining of the prepaid warrants and converted a pre-paid warrant to purchase 811,085 ordinary shares into 811,085 ordinary shares. As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, the Company issued an aggregate of 21,610 ordinary shares and Debentures convertible into 116,726 ordinary shares in connection with services Alpha provided to the Company. These issuances, having a fair market value of $871, were accounted as share-based compensation. $435 was recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss in each of the years 2017 and 2018. Under the Alpha Purchase Agreement, Alpha was also granted certain rights, including, among other things, anti-dilution protection until October 26, 2019 in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. The anti-dilution was accounted as derivatives measured in fair value, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. In the first quarter of 2021, Alpha exercised 650,000 warrants into 650,000 ADS in return of $2,600. b) On November 8, 2017, the Company signed a securities purchase agreement (the “Meitav Dash Purchase Agreement”) with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,089, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $275 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares. The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 238,000 ordinary shares for gross proceeds of $1,364 and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 238,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. c) On November 9, 2017, the Company signed a securities purchase agreement (the “Sagy Purchase Agreement”) with Ami Sagy, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares. The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 186,000 ordinary shares for gross proceeds of $1,066 and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 186,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. d) On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 86,887 ordinary shares for total gross consideration of $634 to the following three investors: (i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018. e) On March 20, 2018, the board of directors resolved to delist all of Company’s securities from trading on the Tel Aviv Stock Exchange (“TASE”). In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, and in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law. On April 16, 2018, the Company petitioned the District Court of Lod, Israel (the “Court”), to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to approximately $5.7 each (the “Arrangement”). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expired before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018. f) On July 11, 2018, following the Company’s board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of operations. g) On July 26, 2018, the Company entered into a Securities Purchase Agreement with Ami Sagy, pursuant to which the Company issued on July 31, 2018, in a private placement, 222,500 ordinary shares for an aggregate purchase price of $1,245. h) On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020. i) On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the “Sagy Agreement”), pursuant to which Mr. Sagy will provide a convertible loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the “U.S. Agreement”, and, together with the Sagy Agreement, the “Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) provided a loan to the Company in an amount of $3,500 in one tranche. The Sagy Agreement provided that the transactions contemplated by the Sagy Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 12), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing. The U.S. Agreement provided that the transactions contemplated by the U.S. Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares. In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company. The “full-ratchet” instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss. The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price Concurrently with the execution of the Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants. On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above. The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement. J) On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450. B. Share-based compensation: 1) Option plan In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity. Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits. For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance. 2) Options grants a. Option granted to employees and directors In the years ended December 31, 2020, 2019 and 2018, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised): Year ended December 31, 2020 Award amount Exercise price range Vesting period Expiration Employees 317,909 $10.08 4 years 10 years Directors 194,713 $9.12-11.06 4 years 10 years Year ended December 31, 2019 Award amount Exercise price range Vesting period Expiration Employees 230,000 $5.07 4 years 7 years Directors 301,390 $4.02-$5.07 4 years 7 years Year ended December 31, 2018 Award amount Exercise price Range* Vesting period Expiration Employees 93,000 $5.87 4 years 7 years Directors 63,000 $7.74 4 years 7 years * Exercise price range before reduction of exercise price as of October 27, 2019 2020 2019 2018 Value of one ordinary share $ 7.86-10.5 $ 5.7-$5.93 $ 5.34-$7.83 Dividend yield 0% 0% 0 % Expected volatility 66.12-66.41% 61.31%-62.56% 62.63 % Risk-free interest rate 0.45-0.52% 2% 2 % Expected term 6.11 years 4-5.5 years 4 years The fair value of options granted during 2020, 2019 and 2018 was $2,952, $1,602 and $621, respectively. The total unrecognized compensation cost of employee options at December 31, 2020 is $1,853, which is expected to be recognized over a weighted average period of 1.82 year. Modification of share-based compensation On October 27, 2019, the Company’s board of directors approved the reduction of the exercise price of 305,342 outstanding options previously granted to employees to a price of $4.02 per share. On December 31, 2019 an extraordinary general meeting of the shareholders of the Company, approved a reduction of the exercise price of 171,287 options held by the Company’s directors and the Chief Executive Officer to a price of $4.02 per share. The reduction of exercise price of the options was considered a Type I modification for share-based compensation, and, as a result, during the year ended December 31, 2019, the Company recorded additional compensation expense in the amount of $365. The total incremental fair value of these options amounted to $478 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.6%, expected volatility of 49% - 74%, expected term of 0.4-5.9 years and dividend yield of 0%. The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022. The following table summarizes the number of options granted to employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 721,361 $4.38 512,615 $15.09 385,115 $17.68 Granted 512,622 10.33 531,390 5.09 156,000 7.55 Exercised (20,245) 4.13 (6,076) 1.30 - - Expired - - (11,891) 23.83 (2,500) 24.01 Forfeited (14,961) 7.93 (304,677) 5.84 (26,000) 7.42 Options outstanding at the end of the year 1,198,777 6.88 721,361 $4.38* 512,615 $15.09 Options exercisable at the end of the year 477,611 $4.25 310,093 $4.02* 211,906 $20.28 * After repricing- see Note 9 - (B)(2)(a). b. Option granted to non-employees The fair value of options granted to non-employees in 2019 and 2018 were $16 and $13, respectively. The underlying data used for computing the fair value of the options are as follows: 2020 2019 2018 Value of one ordinary share $- $5.93 5.36 Dividend yield - 0% 0% Expected volatility - 62% 58% Risk-free interest rate - 2% 2% Expected term - 4 years 4 years The following table summarizes the number of options granted to non-employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information. Amounts presented reflect the number of shares issued if the options will be exercised: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 23,664 $27.44 18,664 $33.44 13,664 $43.52 Granted - - 5,000 5.07 5,000 5.87 Exercised (1,250) 5.07 - - - - Expired (4,332) 61.85 - - - - Options outstanding at the end of the year 18,082 $17.97 23,664 $27.44 18,664 $33.44 Options exercisable at the end of the year 8,057 $18.42 10,202 $46.03 8,165 $51.21 The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020: December 31,2020 Options outstanding Options exercisable Exercise prices * Number of options outstanding at end of year Weighted average remaining contractual Life Number of options exercisable at end of year Weighted average remaining contractual life $65.06 1,333 0.13 1,333 0.13 64.85 1,333 0.13 1,333 0.13 27.99 6,666 4.38 1,329 4.33 6.84 5,000 4.33 - - 11.06 162,713 9.11 - - 10.08 309,409 9.41 - - 9.12 32,000 9.66 - - 5.07 239,250 2.65 103,963 1.48 $4.02 459,155 4.07 357,217 4.02 1,216,859 * In U.S. dollars per Ordinary Share. c. The aggregate intrinsic value of the total exercisable options as of December 31, 2020 is approximately $2,882. The aggregate intrinsic value of the options exercised in 2020 is approximately $114. d.
Meitav Dash Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description														, one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,089, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $275 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares. The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 238,000 ordinary shares for gross proceeds of $1,364 and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 238,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. c) On November 9, 2017, the Company signed a securities purchase agreement (the “Sagy Purchase Agreement”) with Ami Sagy, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares. The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 186,000 ordinary shares for gross proceeds of $1,066 and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 186,000 ordinary shares. The warrant may be exercised for a period of five years from issuance at an initial exercise price of approximately $11.57 per ADS, subject to adjustment as further described below. Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price, see Note 3. On October 27, 2019, as a result of a share issuance to certain private investors, the warrant exercise price was reduced to $4.00 per share. In addition, the reduction in exercise price to become denominated in USD, resulted in the instrument being reclassified from a financial liability to equity. d) On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 86,887 ordinary shares for total gross consideration of $634 to the following three investors: (i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018. e) On March 20, 2018, the board of directors resolved to delist all of Company’s securities from trading on the Tel Aviv Stock Exchange (“TASE”). In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, and in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law. On April 16, 2018, the Company petitioned the District Court of Lod, Israel (the “Court”), to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to approximately $5.7 each (the “Arrangement”). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expired before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018. f) On July 11, 2018, following the Company’s board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of operations. g) On July 26, 2018, the Company entered into a Securities Purchase Agreement with Ami Sagy, pursuant to which the Company issued on July 31, 2018, in a private placement, 222,500 ordinary shares for an aggregate purchase price of $1,245. h) On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020. i) On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the “Sagy Agreement”), pursuant to which Mr. Sagy will provide a convertible loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the “U.S. Agreement”, and, together with the Sagy Agreement, the “Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) provided a loan to the Company in an amount of $3,500 in one tranche. The Sagy Agreement provided that the transactions contemplated by the Sagy Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 12), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing. The U.S. Agreement provided that the transactions contemplated by the U.S. Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares. In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company. The “full-ratchet” instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss. The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price Concurrently with the execution of the Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants. On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above. The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement. J) On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450. B. Share-based compensation: 1) Option plan In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity. Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits. For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance. 2) Options grants a. Option granted to employees and directors In the years ended December 31, 2020, 2019 and 2018, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised): Year ended December 31, 2020 Award amount Exercise price range Vesting period Expiration Employees 317,909 $10.08 4 years 10 years Directors 194,713 $9.12-11.06 4 years 10 years Year ended December 31, 2019 Award amount Exercise price range Vesting period Expiration Employees 230,000 $5.07 4 years 7 years Directors 301,390 $4.02-$5.07 4 years 7 years Year ended December 31, 2018 Award amount Exercise price Range* Vesting period Expiration Employees 93,000 $5.87 4 years 7 years Directors 63,000 $7.74 4 years 7 years * Exercise price range before reduction of exercise price as of October 27, 2019 2020 2019 2018 Value of one ordinary share $ 7.86-10.5 $ 5.7-$5.93 $ 5.34-$7.83 Dividend yield 0% 0% 0 % Expected volatility 66.12-66.41% 61.31%-62.56% 62.63 % Risk-free interest rate 0.45-0.52% 2% 2 % Expected term 6.11 years 4-5.5 years 4 years The fair value of options granted during 2020, 2019 and 2018 was $2,952, $1,602 and $621, respectively. The total unrecognized compensation cost of employee options at December 31, 2020 is $1,853, which is expected to be recognized over a weighted average period of 1.82 year. Modification of share-based compensation On October 27, 2019, the Company’s board of directors approved the reduction of the exercise price of 305,342 outstanding options previously granted to employees to a price of $4.02 per share. On December 31, 2019 an extraordinary general meeting of the shareholders of the Company, approved a reduction of the exercise price of 171,287 options held by the Company’s directors and the Chief Executive Officer to a price of $4.02 per share. The reduction of exercise price of the options was considered a Type I modification for share-based compensation, and, as a result, during the year ended December 31, 2019, the Company recorded additional compensation expense in the amount of $365. The total incremental fair value of these options amounted to $478 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.6%, expected volatility of 49% - 74%, expected term of 0.4-5.9 years and dividend yield of 0%. The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022. The following table summarizes the number of options granted to employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 721,361 $4.38 512,615 $15.09 385,115 $17.68 Granted 512,622 10.33 531,390 5.09 156,000 7.55 Exercised (20,245) 4.13 (6,076) 1.30 - - Expired - - (11,891) 23.83 (2,500) 24.01 Forfeited (14,961) 7.93 (304,677) 5.84 (26,000) 7.42 Options outstanding at the end of the year 1,198,777 6.88 721,361 $4.38* 512,615 $15.09 Options exercisable at the end of the year 477,611 $4.25 310,093 $4.02* 211,906 $20.28 * After repricing- see Note 9 - (B)(2)(a). b. Option granted to non-employees The fair value of options granted to non-employees in 2019 and 2018 were $16 and $13, respectively. The underlying data used for computing the fair value of the options are as follows: 2020 2019 2018 Value of one ordinary share $- $5.93 5.36 Dividend yield - 0% 0% Expected volatility - 62% 58% Risk-free interest rate - 2% 2% Expected term - 4 years 4 years The following table summarizes the number of options granted to non-employees under the Option Plan for the years ended December 31, 2020, 2019 and 2018, and related information. Amounts presented reflect the number of shares issued if the options will be exercised: 2020 2019 2018 Number of options Weighted average exercise price Number of options Weighted average exercise price* Number of options Weighted average exercise price* Options outstanding at the beginning of the year 23,664 $27.44 18,664 $33.44 13,664 $43.52 Granted - - 5,000 5.07 5,000 5.87 Exercised (1,250) 5.07 - - - - Expired (4,332) 61.85 - - - - Options outstanding at the end of the year 18,082 $17.97 23,664 $27.44 18,664 $33.44 Options exercisable at the end of the year 8,057 $18.42 10,202 $46.03 8,165 $51.21 The following tables summarize information concerning outstanding and exercisable options as of December 31, 2020: December 31,2020 Options outstanding Options exercisable Exercise prices * Number of options outstanding at end of year Weighted average remaining contractual Life Number of options exercisable at end of year Weighted average remaining contractual life $65.06 1,333 0.13 1,333 0.13 64.85 1,333 0.13 1,333 0.13 27.99 6,666 4.38 1,329 4.33 6.84 5,000 4.33 - - 11.06 162,713 9.11 - - 10.08 309,409 9.41 - - 9.12 32,000 9.66 - - 5.07 239,250 2.65 103,963 1.48 $4.02 459,155 4.07 357,217 4.02 1,216,859 * In U.S. dollars per Ordinary Share. c. The aggregate intrinsic value of the total exercisable options as of December 31, 2020 is approximately $2,882. The aggregate intrinsic value of the options exercised in 2020 is approximately $114. d.
Shares issued (in Shares)												238,000	238,000
Meitav Dash Purchase Agreement [Member] | Ordinary shares [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)																									238,000
Sagy Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description				On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 12), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing.
Shares issued (in Shares)												186,000	186,000												186,000
Gross proceeds													$ 1,066
Warrants expiry period			5 years														5 years
Excercise price per ADS (in Dollars per share)			$ 11.57														$ 11.57
Security Purchase Agreements [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)										86,887
Total gross consideration										$ 634
One Year Service Agreement [Member]
Share Capital (Details) [Line Items]
Stock option, description						the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020.
Convertible Loan Agreement [Member]
Share Capital (Details) [Line Items]
Terms and conditions of the warrants, description																		The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price
Alpha [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)															145,600
Principal amount															$ 1,375
Gross proceeds															$ 2,000
Employees [Member]
Share Capital (Details) [Line Items]
Stock option, description																					The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately.
Weighted average period																				4 years	4 years	4 years
Options granted (in Shares)			305,342
Option exercise price (in Dollars per share)			$ 4.02
Expected dividend rate																					0.00%
Employees [Member] | Minimum [Member]
Share Capital (Details) [Line Items]
Expected volatility rate																					49.00%
Expected term																					146 days
Employees [Member] | Maximum [Member]
Share Capital (Details) [Line Items]
Expected volatility rate																					74.00%
Expected term																					5 years 328 days
Directors and Chief Executive Officer [Member]
Share Capital (Details) [Line Items]
Options granted (in Shares)																					171,287
Option exercise price (in Dollars per share)																					$ 4.02
Non-Employees [Member]
Share Capital (Details) [Line Items]
Fair value of options granted																				$ 16	$ 13
Option exercise price (in Dollars per share)																				$ 5.07
Risk-free interest rate																					2.00%	2.00%
Expected volatility rate																					62.00%	58.00%
Expected term																					4 years	4 years
Expected dividend rate																					0.00%	0.00%
Aggregate intrinsic value of total exercisable options																				$ 2,882
American Depository Shares [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)																										786,455